Financial Instruments - Schedule of maximum exposure to credit risk for trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivables	$ 1,544	$ 2,737
EMEA [Member]
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivables	879	1,246
Australia [Member]
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivables	119	0
North America [Member]
Financial Instruments (Details) - Schedule of maximum exposure to credit risk for trade and other receivables [Line Items]
Trade and other receivables	$ 546	$ 1,491